Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Deposits by Type

Deposits as of December 31, 2011 and 2010 are comprised of the following:

	2011	2010
Noninterest-bearing demand	$1,234,615	$1,136,619
Interest-bearing demand	2,124,306	2,003,314
Market-based money market accounts	455,204	379,207
Savings and money market accounts, excluding market-based	3,759,045	3,457,351
Market-based time	901,053	854,388
Time, excluding market-based	1,791,540	1,852,175

	$10,265,763	$9,683,054

Schedule Of Time Deposit Contractual Maturities Table	Scheduled maturities of time deposits at December 31, 2011 are as follows:

2012	$1,852,747
2013	213,163
2014	91,679
2015	280,306
2016	208,579
2017	34,806
2018	—
2019	24,371

$2,705,651

Schedule of Deposits Denominated in Foreign Currency

A summary of foreign currency denominated deposits at December 31, 2011 and 2010 is as follows:

	2011	2010
Noninterest-bearing demand	$333	$953
Money market accounts	397,941	334,342
Time	694,154	700,066

	$1,092,428	$1,035,361

Schedule of Deposits Denominated in Foreign Currency by Currency

A summary of foreign currency denominated deposits by currency at December 31, 2011 and 2010 is as follows:

	2011	2010
Australian Dollar	$257,792	$236,074
Chinese Renminbi	119,852	99,382
Canadian Dollar	117,989	108,478
Norwegian Krone	115,368	104,029
Brazilian Real	98,544	99,600
Swiss Franc	94,077	88,286
Euro	62,883	89,631
New Zealand Dollar	59,185	65,782
Singapore Dollar	57,607	32,488
South African Rand	25,835	31,190
Other	83,296	80,421

	$1,092,428	$1,035,361